STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended				12 Months Ended
	Jan. 21, 2021	Nov. 12, 2020	Nov. 30, 2021	Oct. 31, 2021	Nov. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Jul. 07, 2020	Jul. 06, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized capital stock												550,000,000
Common stock, shares authorized						500,000,000				500,000,000	500,000,000	550,000,000	500,000,000	500,000,000
Common stock, par value						$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized						50,000,000				50,000,000	50,000,000	50,000,000		50,000,000
Preferred stock, par value						$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares outstanding						1				1	1			1
Common stock, shares outstanding						96,122,532				92,682,632	92,682,632
Common stock, shares issued						96,122,532				92,682,632	92,682,632
Number of shares issued						257,630
Number of shares issued, value						$ 845,290			$ (45,512)
Shares issued settle of conversion, value						$ 1,300,530		$ 13,000		$ 34,540
Number of shares issued to to settle an accounts payable											18,182
Number of shares issued to to settle an accounts payable, value											$ 50,000
Preferred stock, shares issued						1				1	1			1
Share price per share						$ 8.14
Accounts Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued						29,920	22,250
Number of shares issued, value						$ 84,962	$ 164,520
Number of shares issued to to settle an accounts payable								24,460
Number of shares issued to to settle an accounts payable, value								$ 148,510
Magiclytics [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								734,689
Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold					1
Share price per share					$ 1.00
Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued settle of conversion								8,197			10,833
Shares issued settle of conversion, value								$ 13,000			$ 7,500
Derivative Liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued settle of conversion, value											$ 27,040
Debt Issuance Costs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							383,080
Number of shares issued, value							$ 2,875,589
Shares issued settle of conversion						85,000		645,000
Shares issued settle of conversion, value						$ 254,541		$ 3,441,400
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued settle of conversion						357,370
Shares issued settle of conversion, value						$ 1,300,530
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	15,050										30,231
Number of shares issued, value											$ 73,582
Consultants and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			367,298	404,365		509,417	175,070	207,817
Number of shares issued, value						$ 1,573,495	$ 1,546,413	$ 2,113,188
Non Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of warrants issued							$ 15,797
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									46,811,195
Number of shares issued, value									$ 46,811
Shares issued settle of conversion						357,370		8,197		10,833
Shares issued settle of conversion, value						$ 357		$ 8		$ 11
Shares Exchange Agreement [Member] | Common Stock [Member] | WOHG Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.0001
Number of shares issued		46,811,195
Number of shares exchanged		200
Capital stock issued and outstanding		100.00%